VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.4%
Bermuda: 0.2%
Arch Capital Group Ltd. 3.64%, 06/30/50	$25		$18,881
Canada: 5.4%
Alimentation Couche-Tard, Inc. 144A
3.55%, 07/26/27	40		37,743
3.80%, 01/25/50	25		18,736
Bank of Nova Scotia 4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	50		45,118
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25		26,797
Canadian Pacific Railway Co.
1.75%, 12/02/26	75		67,930
6.12%, 09/15/15	25		27,514
CI Financial Corp.
3.20%, 12/17/30	25		19,572
4.10%, 06/15/51	25		15,818
Emera US Finance LP 4.75%, 06/15/46	25		21,061
Enbridge, Inc. 3.12%, 11/15/29	75		67,675
Fairfax Financial Holdings Ltd. 144A 5.62%, 08/16/32	25		24,356
Fortis, Inc. 3.06%, 10/04/26	50		46,974
Open Text Corp. 144A 6.90%, 12/01/27	25		25,621
Spectra Energy Partners LP 4.75%, 03/15/24	25		24,906
			469,821
Denmark: 1.2%
Danske Bank A/S 144A
3.77% (US Treasury Yield Curve Rate T 1 Year+1.45%), 03/28/25	50		48,795
4.30% (US Treasury Yield Curve Rate T 1 Year+1.75%), 04/01/28	50		48,208
			97,003
France: 7.3%
BNP Paribas SA 144A
2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	85		66,874
4.38%, 09/28/25	50		49,036
Credit Agricole SA 144A 4.38%, 03/17/25	100		97,907
Societe Generale SA 144A
1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	50		44,332
2.62%, 10/16/24	50		47,703
2.62%, 01/22/25	50		47,478
	Par (000’s	)	Value
France (continued)
3.00%, 01/22/30	$50		$42,416
3.62%, 03/01/41	100		70,933
4.25%, 04/14/25	50		48,466
4.75%, 09/14/28	50		48,872
6.22% (US Treasury Yield Curve Rate T 1 Year+3.20%), 06/15/33	50		49,712
			613,729
Guernsey: 2.1%
Credit Suisse Group AG
3.75%, 03/26/25	100		93,890
4.55%, 04/17/26	50		46,478
4.88%, 05/15/45 †	50		41,465
			181,833
Italy: 0.5%
UniCredit SpA 144A 3.13% (US Treasury Yield Curve Rate T 1 Year+1.55%), 06/03/32	50		40,597
Mexico: 0.8%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	50		39,264
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	25		23,342
			62,606
Netherlands: 3.7%
ABN AMRO Bank NV 144A 3.32% (US Treasury Yield Curve Rate T 5 Year+1.90%), 03/13/37	50		38,933
Deutsche Telekom International Finance BV 8.75%, 06/15/30	75		91,693
Enel Finance International NV 144A 5.00%, 06/15/32	50		47,696
Prosus NV 144A
3.06%, 07/13/31	50		40,071
3.68%, 01/21/30	50		43,298
4.99%, 01/19/52	50		38,632
			300,323
Switzerland: 2.3%
Credit Suisse Group AG 144A
3.09% (SOFR+1.73%), 05/14/32 †	50		37,846
4.19% (SOFR+3.73%), 04/01/31	125		106,015
4.28%, 01/09/28	75		66,102
			209,963
United Kingdom: 3.8%
Barclays Plc 2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	175		144,389

1

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United Kingdom (continued)
3.33% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/42	$50		$37,847
3.81% (US Treasury Yield Curve Rate T 1 Year+1.70%), 03/10/42	50		37,298
5.25%, 08/17/45	50		50,012
Ferguson Finance Plc 144A 4.50%, 10/24/28	25		24,039
Standard Chartered Plc 144A 3.27% (US Treasury Yield Curve Rate T 5 Year+2.30%), 02/18/36	50		40,424
			334,009
United States: 71.1%
7-Eleven, Inc. 144A 0.80%, 02/10/24	50		47,815
Agilent Technologies, Inc. 2.30%, 03/12/31	25		20,993
Altria Group, Inc.
3.88%, 09/16/46	35		24,873
4.00%, 02/04/61	50		34,601
4.25%, 08/09/42	100		78,630
4.80%, 02/14/29	125		123,762
5.80%, 02/14/39	25		24,121
5.95%, 02/14/49	60		56,805
Ares Capital Corp.
2.15%, 07/15/26	25		21,861
3.25%, 07/15/25	25		23,549
3.88%, 01/15/26	50		47,057
AT&T, Inc.
0.90%, 03/25/24	50		47,843
3.85%, 06/01/60	75		57,008
BAT Capital Corp. 4.91%, 04/02/30	50		47,414
Bayer US Finance LLC 144A 3.38%, 10/08/24	50		48,677
Becton Dickinson and Co. 3.36%, 06/06/24	75		73,522
Berry Global, Inc. 1.57%, 01/15/26	50		45,219
Berry Global, Inc. 144A 4.88%, 07/15/26	25		24,382
Brighthouse Financial, Inc. 4.70%, 06/22/47	25		20,369
Broadcom, Inc. 144A
3.19%, 11/15/36	50		38,271
4.93%, 05/15/37	75		68,920
Carlisle Cos, Inc. 2.75%, 03/01/30	25		21,634
Carrier Global Corp.
2.49%, 02/15/27	50		46,205
2.72%, 02/15/30	50		43,714
Charter Communications Operating LLC / Charter Communications Operating Capital 4.50%, 02/01/24	25		24,764
	Par (000’s	)	Value
United States (continued)
4.91%, 07/23/25	$125		$124,424
5.05%, 03/30/29	125		121,910
5.12%, 07/01/49	20		16,593
5.38%, 05/01/47	75		64,156
6.48%, 10/23/45	75		73,894
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	50		46,983
5.12%, 06/30/27	50		50,406
Cheniere Energy, Inc. 4.62%, 10/15/28	25		23,835
Conagra Brands, Inc. 4.85%, 11/01/28	50		50,133
Constellation Brands, Inc. 2.25%, 08/01/31	50		41,288
Corning, Inc. 5.45%, 11/15/79	25		24,038
CoStar Group, Inc. 144A 2.80%, 07/15/30	25		21,147
Deutsche Bank AG
2.13% (SOFR+1.87%), 11/24/26	100		90,259
3.55% (SOFR+3.04%), 09/18/31	50		43,494
3.96% (SOFR+2.58%), 11/26/25	100		96,900
Duke Energy Corp. 2.55%, 06/15/31	25		21,230
Equinix, Inc. 2.62%, 11/18/24	25		24,016
Everest Reinsurance Holdings, Inc. 3.12%, 10/15/52	50		34,748
Fiserv, Inc.
3.20%, 07/01/26	50		47,548
3.50%, 07/01/29	50		46,604
Fresenius Medical Care US Finance III, Inc. 144A 2.38%, 02/16/31	50		38,010
FS KKR Capital Corp. 3.40%, 01/15/26	50		45,713
General Mills, Inc. 2.88%, 04/15/30	50		44,718
HCA, Inc.
3.50%, 07/15/51	25		17,556
4.12%, 06/15/29	25		23,780
5.12%, 06/15/39	50		47,201
5.25%, 06/15/26	25		25,041
5.25%, 06/15/49	50		45,784
5.50%, 06/15/47	50		47,645
International Flavors & Fragrances, Inc. 144A
1.83%, 10/15/27	50		43,299
2.30%, 11/01/30	25		20,743
Keurig Dr Pepper, Inc.
0.75%, 03/15/24	50		47,785
4.05%, 04/15/32	50		47,431

2

	Par (000’s)	Value
United States (continued)
Kinder Morgan Energy Partners LP 5.50%, 03/01/44	$25	$24,087
Kraft Heinz Foods Co.
3.00%, 06/01/26	50	47,615
5.00%, 06/04/42	25	24,100
5.20%, 07/15/45	50	48,974
6.88%, 01/26/39	25	28,468
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	25	28,842
Lowe’s Cos, Inc. 4.45%, 04/01/62	25	21,146
McCormick & Co., Inc. 3.40%, 08/15/27	25	23,830
McDonald’s Corp.
4.45%, 03/01/47	50	46,570
4.45%, 09/01/48	50	46,820
4.88%, 12/09/45	100	98,932
6.30%, 03/01/38	50	57,126
Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	25	24,436
Mondelez International, Inc.
1.50%, 05/04/25	25	23,380
2.75%, 04/13/30	25	22,282
3.00%, 03/17/32 †	25	22,184
Netflix, Inc.
4.38%, 11/15/26	25	24,846
5.88%, 02/15/25	25	25,392
5.88%, 11/15/28	100	103,993
NextEra Energy Capital Holdings, Inc. 2.94%, 03/21/24	75	73,491
Northrop Grumman Corp. 2.93%, 01/15/25	25	24,192
Oracle Corp.
3.60%, 04/01/40	75	59,506
3.80%, 11/15/37	50	42,089
3.95%, 03/25/51	50	38,917
4.00%, 07/15/46	50	39,698
4.10%, 03/25/61	50	37,935
4.38%, 05/15/55	50	41,331
5.38%, 07/15/40	50	48,949
6.12%, 07/08/39	25	26,352
6.50%, 04/15/38	75	82,520
Owl Rock Capital Corp. 3.40%, 07/15/26	50	45,174
Pacific Gas and Electric Co.
2.50%, 02/01/31	100	80,774
3.25%, 02/16/24	25	24,544
3.45%, 07/01/25	50	47,762
3.50%, 08/01/50	50	33,817
3.75%, 07/01/28	50	45,992
4.50%, 07/01/40	100	82,431
4.95%, 07/01/50	50	41,810
Pernod Ricard International Finance LLC 144A 1.62%, 04/01/31	25	19,910
	Par (000’s)	Value
United States (continued)
Republic Services, Inc. 2.50%, 08/15/24	$50	$48,263
Reynolds American, Inc. 5.85%, 08/15/45	75	68,668
Roper Technologies, Inc. 1.75%, 02/15/31	25	20,078
Sempra Energy 4.12% (US Treasury Yield Curve Rate T 5 Year+2.87%), 04/01/52	25	21,921
Sherwin-Williams Co.
3.45%, 06/01/27	50	48,051
4.50%, 06/01/47	50	45,176
Southern Co. 3.25%, 07/01/26	50	47,582
Sun Communities Operating LP 2.70%, 07/15/31	25	20,603
Time Warner Cable Enterprises LLC 8.38%, 07/15/33	50	58,690
Time Warner Cable LLC
6.55%, 05/01/37	25	25,593
7.30%, 07/01/38	100	107,390
T-Mobile USA, Inc.
3.38%, 04/15/29	75	68,464
3.50%, 04/15/25	150	145,718
3.75%, 04/15/27	155	149,171
3.88%, 04/15/30	60	56,228
Tyson Foods, Inc. 4.00%, 03/01/26	50	49,197
United Rentals North America, Inc. 144A 6.00%, 12/15/29	25	25,407
Verizon Communications, Inc.
0.85%, 11/20/25	25	22,624
1.45%, 03/20/26	75	68,333
2.55%, 03/21/31	50	42,715
2.62%, 08/15/26	25	23,488
3.88%, 02/08/29	25	24,087
4.02%, 12/03/29	50	47,977
4.12%, 03/16/27	100	98,816
4.33%, 09/21/28	50	49,349
4.50%, 08/10/33	50	48,932
VICI Properties LP
5.12%, 05/15/32	75	71,848
5.62%, 05/15/52	25	23,497
VICI Properties LP / VICI Note Co., Inc. 144A
3.75%, 02/15/27	50	46,259
4.25%, 12/01/26	50	47,252
4.62%, 12/01/29	50	46,626
Westinghouse Air Brake Technologies Corp.

3

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
4.95%, 09/15/28	$50		$49,710
			6,068,251
Total Corporate Bonds (Cost: $9,001,593)			8,397,016

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $21,062)
State Street Navigator Securities Lending Government Money Market Portfolio	21,062		21,062
Total Investments: 98.6% (Cost: $9,022,655)			8,418,078
Other assets less liabilities: 1.4%			118,132
NET ASSETS: 100.0%			$8,536,210

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $94,963.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,993,443, or 23.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	25.7%	$2,156,635
Technology	24.0	2,016,082
Consumer Non-Cyclicals	13.0	1,091,671
Consumer Cyclicals	10.1	850,951
Utilities	7.5	628,653
Industrials	6.8	573,672
Healthcare	4.6	388,209
Real Estate	3.3	280,101
Energy	3.0	248,214
Basic Materials	2.0	162,828
	100.0%	$8,397,016
4